UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Sun Valley Gold LLC

Address:    620 Sun Valley Road
            P.O. Box 2759
            Sun Valley, Idaho  83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Peter F. Palmedo
Title:      Managing Member, Sun Valley Gold LLC
Phone:      208-726-2327

Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho            February 14, 2012
--------------------------     --------------------         ------------------
       [Signature]                [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     30

Form 13F Information Table Value Total:     $834,665
                                           (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
AGNICO EAGLE MINES LTD        COM              008474108   34,452      948,562 SH         SOLE        NONE       948,562
AURICO GOLD INC               COM              05155C105   14,281    1,782,885 SH         SOLE        NONE     1,782,885
AURIZON MINES LTD             COM              05155P106    8,323    1,696,825 SH         SOLE        NONE     1,696,825
BARRICK GOLD CORP             COM              067901108   63,878    1,411,659 SH         SOLE        NONE     1,411,659
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR    204448104      664       17,313 SH         SOLE        NONE        17,313
COEUR D ALENE MINES CORP IDA  COM NEW          192108504   30,701    1,271,795 SH         SOLE        NONE     1,271,795
COMSTOCK MNG INC              COM              205750102      244      132,553 SH         SOLE        NONE       132,553
ELDORADO GOLD CORP NEW        COM              284902103   16,728    1,216,305 SH         SOLE        NONE     1,216,305
EXETER RES CORP               COM              301835104    5,406    2,064,017 SH         SOLE        NONE     2,064,017
GOLDCORP INC NEW              COM              380956409      749       16,930 SH         SOLE        NONE        16,930
GOLDEN MINERALS CO            COM              381119106      941      162,000 SH         SOLE        NONE       162,000
GOLDEN STAR RES LTD CDA       COM              38119T104    3,007    1,822,482 SH         SOLE        NONE     1,822,482
HUDBAY MINERALS INC           COM              443628102   12,581    1,264,800 SH         SOLE        NONE     1,264,800
IAMGOLD CORP                  COM              450913108    2,762      174,000 SH         SOLE        NONE       174,000
JAGUAR MNG INC                COM              47009M103   23,869    3,743,399 SH         SOLE        NONE     3,743,399
KIMBER RES INC                COM              49435N101    2,150    2,490,199 SH         SOLE        NONE     2,490,199
KINROSS GOLD CORP             COM NO PAR       496902404   36,987    3,244,452 SH         SOLE        NONE     3,244,452
KOBEX MINERALS INC            COM              49989C105      145      238,285 SH         SOLE        NONE       238,285
MAG SILVER CORP               COM              55903Q104    6,482      986,206 SH         SOLE        NONE       986,206
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100   11,526      224,105 SH         SOLE        NONE       224,105
MARKET VECTORS ETF TR         JR GOLD MINERS E 57060U589   50,727    2,053,741 SH         SOLE        NONE     2,053,741
MIDWAY GOLD CORP              COM              598153104      931      445,429 SH         SOLE        NONE       445,429
MINEFINDERS CORP LTD          COM              602900102    8,697      818,646 SH         SOLE        NONE       818,646
NEW GOLD INC CDA              COM              644535106    4,402      436,752 SH         SOLE        NONE       436,752
PRIMERO MNG CORP              COM              74164W106    8,947    2,806,200 SH         SOLE        NONE     2,806,200
RANDGOLD RES LTD              ADR              752344309   29,990      293,730 SH         SOLE        NONE       293,730
SPDR GOLD TRUST               GOLD SHS         78463V107  319,179    2,100,000     CALL   SOLE        NONE     2,100,000
SPDR GOLD TRUST               GOLD SHS         78463V107   47,930      315,349 SH         SOLE        NONE       315,349
STILLWATER MNG CO             COM              86074Q102   61,162    5,847,268 SH         SOLE        NONE     5,847,268
VISTA GOLD CORP               COM NEW          927926303   26,826    8,738,103 SH         SOLE        NONE     8,738,103

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